19 Expenses and cost by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses And Cost By Nature
Schedule of expenses by nature
	2020	2019	2018

Cost of services	(434,654)	(308,853)	(168,052)
General and administrative expenses	(402,855)	(239,120)	(70,034)
Total	(837,509)	(547,973)	(238,086)

Payroll	(446,473)	(324,252)	(156,623)
Hospital and medical agreements	(37,988)	(16,429)	(10,209)
Depreciation and amortization	(108,744)	(73,152)	(9,078)
Rent	(2,555)	(4,494)	(20,302)
Commercial expenses	(1,488)	(1,363)	(362)
Utilities	(5,892)	(6,628)	(2,701)
Maintenance	(20,746)	(8,658)	(2,373)
Share-based compensation	(32,610)	(18,114)	(2,161)
Tax expenses	(5,326)	(2,696)	(828)
Pedagogical services	(24,037)	(6,271)	(4,212)
Sales and marketing	(16,873)	(11,603)	(3,532)
Allowance for doubtful accounts	(32,081)	(15,040)	(7,714)
Travel expenses	(4,550)	(7,054)	(1,816)
Consulting fees	(31,276)	(13,060)	(7,245)
Other	(66,870)	(39,159)	(8,930)
Total	(837,509)	(547,973)	(238,086)